Shareholder Report, Average Annual Return (Details)	9 Months Ended	11 Months Ended	12 Months Ended	14 Months Ended	18 Months Ended	25 Months Ended	32 Months Ended	39 Months Ended	60 Months Ended	74 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund - NAV
Average Annual Return, Percent			16.71%						12.06%	6.80%
USCF Gold Strategy Plus Income Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			USCF Gold Strategy Plus Income Fund - NAV
Average Annual Return, Percent			17.62%				8.33%
USCF Sustainable Battery Metals Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			USCF Sustainable Battery Metals Strategy Fund - NAV
Average Annual Return, Percent			(32.60%)		(28.99%)
USCF Energy Commodity Strategy Absolute Return Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			USCF Energy Commodity Strategy Absolute Return Fund - NAV
Average Annual Return, Percent			35.71%	33.49%
USCF Sustainable Commodity Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		USCF Sustainable Commodity Strategy Fund - NAV
Average Annual Return, Percent		(21.38%)
USCF Aluminum Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	USCF Aluminum Strategy Fund - NAV
Average Annual Return, Percent	9.07%
USCF Midstream Energy Income Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			USCF Midstream Energy Income Fund - NAV
Average Annual Return, Percent			28.92%					23.81%
USCF Dividend Income Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			USCF Dividend Income Fund - NAV
Average Annual Return, Percent			10.32%			6.58%
Without Sales Load [Member] | USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund - Market
Average Annual Return, Percent			16.38%						12.05%	6.79%
Without Sales Load [Member] | USCF Gold Strategy Plus Income Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			USCF Gold Strategy Plus Income Fund - Market
Average Annual Return, Percent			17.63%				8.28%
Without Sales Load [Member] | USCF Sustainable Battery Metals Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			USCF Sustainable Battery Metals Strategy Fund - Market
Average Annual Return, Percent			(32.34%)		(28.93%)
Without Sales Load [Member] | USCF Energy Commodity Strategy Absolute Return Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			USCF Energy Commodity Strategy Absolute Return Fund - Market
Average Annual Return, Percent			35.26%	33.44%
Without Sales Load [Member] | USCF Sustainable Commodity Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		USCF Sustainable Commodity Strategy Fund - Market
Average Annual Return, Percent		(20.04%)
Without Sales Load [Member] | USCF Aluminum Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	USCF Aluminum Strategy Fund - Market
Average Annual Return, Percent	8.19%
Without Sales Load [Member] | USCF Midstream Energy Income Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			USCF Midstream Energy Income Fund - Market
Average Annual Return, Percent			28.92%					23.86%
Without Sales Load [Member] | USCF Dividend Income Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			USCF Dividend Income Fund - Market
Average Annual Return, Percent			10.26%			6.60%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			24.56%						15.03%	14.50%
S&P 500 Index [Member] [Default Label]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			24.56%		27.38%
S&P 500 Index [Default Label]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			24.56%	30.41%
S & P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		23.06%
S & P 500 Index [Member] [Default Label]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	29.64%
S & P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			24.56%					12.48%
S & P 500 Index [Default Label]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			24.56%			15.96%
Bloomberg Commodity Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Commodity Index Total Return℠
Average Annual Return, Percent			5.00%						7.24%	4.30%
SummerHaven Dynamic Commodity Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SummerHaven Dynamic Commodity Index Total Return℠
Average Annual Return, Percent			17.71%						12.51%	7.34%
Bloomberg Commodity Index Total Return [Member] [Default Label]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Commodity Index Total Return℠
Average Annual Return, Percent			5.00%				2.57%
Bloomberg Gold Subindex Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Gold Subindex Total Return℠
Average Annual Return, Percent			20.62%				10.00%
Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Commodity Index Total Return℠
Average Annual Return, Percent			5.00%		0.26%
Bloomberg Electrification Metals TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Electrification Metals TR Index℠
Average Annual Return, Percent			(4.44%)		(13.58%)
Bloomberg Commodity Index Total Return [Default Label]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Commodity Index Total Return℠
Average Annual Return, Percent			5.00%	5.01%
Bloomberg Energy Subindex Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Energy Subindex Total Return℠
Average Annual Return, Percent			5.70%	12.98%
Bloom berg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		loomberg Commodity Index Total Return℠
Average Annual Return, Percent		0.22%
Bloomberg Aluminum Subindex Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aluminum Subindex Total Return℠
Average Annual Return, Percent	11.83%
Alerian Midstream Energy Select Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Alerian Midstream Energy Select Total Return Index℠
Average Annual Return, Percent			29.57%					22.83%
S&P 500 Value Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S &P 500 Value Total Return Index℠
Average Annual Return, Percent			15.29%			11.90%
S&P 500 Index [Member] [Default Label]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.56%				8.12%